INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Mar. 27, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit		$ 129,841	$ 54,977
Operating loss carryforwards		$ 10,400,000
Income tax rate		25.00%	25.00%	26.00%
Tax benefit		$ (129,841)	$ (54,977)
Unrecognized tax benefits		0	0
Changes in unrecognized tax benefits		0	0
UNITED STATES
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit
Operating loss carryforwards		10,369,271
Tax benefit
AUSTRALIA
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit		0	0
Operating loss carryforwards		26,933,305
Tax benefit		0	$ 0
AUSTRALIA | Expire In Two Thousand Twenty Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss carryforwards		7,300,000
AUSTRALIA | Not Expire [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss carryforwards		$ 3,100,000
Cares Act [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income Tax Examination, Description	The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021.